Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Income Per Share (Details) - The Crypto Company, Inc. [Member]	3 Months Ended
Jun. 07, 2017 USD ($) $ / shares shares
Net loss | $	$ (766,181)
Weighted average shares (basic)	425,292
Common stock equivalents
Weighted average shares (diluted)	425,292
Basic and diluted loss per share: Basic | $ / shares	$ (1.80)
Basic and diluted loss per share: Diluted | $ / shares	$ (1.80)